General and administrative costs (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
General and administrative costs
General and administrative expense	€ 2,809	€ 2,903	€ 10,173	€ 8,970